Summary of significant accounting policies - Business combinations and goodwill - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jan. 31, 2022
Disclosure of detailed information about business combination [line items]
Goodwill		$ 1,473
Consolidated revenue if the acquisition had taken place at the beginning of the year		434,094
Profit before tax from continuing operations if the acquisition had taken place at the beginning of the year		$ 118,576
Lightmap Ltd
Disclosure of detailed information about business combination [line items]
Goodwill	$ 47,408		$ 47,408
Goodwill expected to be deductible for tax purposes	0
Acquisition related costs	$ 51
Period of purchase of office equipment 9in years)	3 years
Revenue of acquire	$ 685
Net loss before tax of acquiree	2,012
Consolidated revenue if the acquisition had taken place at the beginning of the year	126,630
Profit before tax from continuing operations if the acquisition had taken place at the beginning of the year	$ 23,277